SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of common stock reflected in the balance sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plus:
Class A common stock subject to possible redemption	$ 53,964,000	$ 53,964,000
CIK 0001822935 Healthcare Capital Corp
Gross proceeds	275,000,000
Less:
Proceeds allocated to Public Warrants	(14,850,000)
Class A common stock issuance costs	(14,705,398)
Plus:
Accretion of carrying value to redemption value	29,555,398
Class A common stock subject to possible redemption	$ 275,000,000